INCOME TAXES (Details 1) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss on ordinary activities before tax	$ (1,712)	$ (1,230)
Statutory U.S. income tax rate	21.00%	21.00%
Income tax benefit at statutory income tax rate	$ 359	$ 258
Share-based compensation expense recognized for financial statement purposes	(419)
Other losses (unrecognized)	(14)	(282)
Utilization of losses not previously benefitted	59
Income tax (expense)	$ (15)	$ (24)